S000068271 [Member] Investment Objectives and Goals - Franklin Templeton Aggressive Model Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton Aggressive Model Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.